October 31, 2024
2024 Quarterly Report (Unaudited)

BlackRock MuniYield Quality Fund III, Inc. (MYI)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2024
BlackRock MuniYield Quality Fund III, Inc. (MYI)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 4.4%
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.50%, 10/01/53	$6,955	$ 7,528,618
Energy Southeast A Cooperative District, RB(a)
Series B, 5.25%, 07/01/54	6,575	7,085,642
Series B-1, 5.75%, 04/01/54	3,960	4,418,514
Huntsville Public Building Authority, RB, 5.00%, 02/01/47	7,000	7,427,865
Southeast Energy Authority A Cooperative District, RB, Series B, 5.00%, 01/01/54(a)	9,000	9,527,027
		35,987,666
Arizona(b) — 1.1%
Arizona Industrial Development Authority, RB
4.38%, 07/01/39	810	743,771
5.00%, 07/01/54	945	855,707
Series A, 5.00%, 07/01/49	1,675	1,572,560
Series A, 5.00%, 07/01/54	1,290	1,195,942
Industrial Development Authority of the County of Pima, Refunding RB, 5.00%, 06/15/52	1,620	1,588,147
Maricopa County Industrial Development Authority, Refunding RB, 5.00%, 07/01/54	855	855,858
Sierra Vista Industrial Development Authority, RB, 5.75%, 06/15/53	2,500	2,573,090
		9,385,075
Arkansas — 0.7%
Arkansas Development Finance Authority, RB
AMT, 4.50%, 09/01/49(b)	4,100	3,975,944
AMT, Sustainability Bonds, 5.70%, 05/01/53	1,430	1,486,102
		5,462,046
California — 10.4%
California Community Choice Financing Authority, RB(a)
Sustainability Bonds, 5.00%, 07/01/53	2,900	3,080,062
Sustainability Bonds, 5.50%, 10/01/54	4,970	5,456,070
Series B, Sustainability Bonds, 5.00%, 01/01/55	6,125	6,566,997
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	1,250	1,294,450
California Infrastructure & Economic Development Bank, RB, Series A-4, AMT, 8.00%, 01/01/50(a)(b)	1,095	1,128,027
CSCDA Community Improvement Authority, RB, M/F Housing, Sustainability Bonds, 5.00%, 09/01/37(b)	270	272,792
Grossmont Union High School District, GO, Election 2004, 0.00%, 08/01/31(c)	5,110	4,143,638
Long Beach Unified School District, GO, Series B, Election 2008, 0.00%, 08/01/34(c)	5,000	3,623,910
Mount San Antonio Community College District, Refunding GO, CAB, Series A, Convertible, Election 2008, 0.00%, 08/01/43(d)	3,975	3,994,927
Norwalk-La Mirada Unified School District, Refunding GO, Series E, Election 2002, (AGC), 0.00%, 08/01/38(c)	7,620	4,468,175
Poway Unified School District, Refunding GO(c)
0.00%, 08/01/35	7,820	5,391,896
0.00%, 08/01/36	10,000	6,573,269
Rio Hondo Community College District, GO(c)
Series C, Election 2004, 0.00%, 08/01/37	8,000	4,967,933
Series C, Election 2004, 0.00%, 08/01/38	12,940	7,648,323
San Diego Unified School District, Refunding GO, CAB, Series R-1, 0.00%, 07/01/31(c)	3,485	2,853,010
Security	Par (000)	Value
California (continued)
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB, Series A, AMT, 5.00%, 05/01/44	$14,215	$ 14,694,924
State of California, GO, Series 2007-2, (NPFGC-IBC), 5.50%, 04/01/30	10	10,018
Val Verde Unified School District, GO, Series G, Election 2012, (AGM), 4.00%, 08/01/48	4,980	4,907,292
Walnut Valley Unified School District, GO, Series B, Election 2007, 0.00%, 08/01/36(c)	6,545	3,961,559
		85,037,272
Colorado — 1.6%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series D, AMT, 5.75%, 11/15/37	5,000	5,616,693
Colorado Health Facilities Authority, RB
5.00%, 11/01/42	2,500	2,668,265
5.25%, 11/01/52	2,750	2,925,045
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40	1,605	1,625,348
		12,835,351
Connecticut — 0.4%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Series D, Sustainability Bonds, 6.25%, 05/15/54	2,700	2,952,782
District of Columbia — 0.4%
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.25%, 10/01/48	1,400	1,480,192
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Series A, Sustainability Bonds, 4.13%, 07/15/47	1,890	1,870,750
		3,350,942
Florida — 11.2%
Broward County Florida Water & Sewer Utility Revenue, RB, Series A, 4.00%, 10/01/47	5,000	4,818,120
Capital Trust Agency, Inc., RB(b)
5.00%, 01/01/55	1,640	1,562,338
Series A, 5.00%, 06/01/55	1,475	1,280,089
Series A, 5.50%, 06/01/57	500	468,163
City of Fort Lauderdale Florida Water & Sewer Revenue, RB, Series B, 5.50%, 09/01/48	4,315	4,813,347
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/47	3,930	4,038,424
City of Lakeland Florida Department of Electric Utilities, Refunding RB, 4.25%, 10/01/48	5,000	5,027,254
City of South Miami Health Facilities Authority, Inc., Refunding RB, 5.00%, 08/15/47	3,655	3,728,218
City of Tampa Florida, RB, CAB(c)
Series A, 0.00%, 09/01/40	3,290	1,635,857
Series A, 0.00%, 09/01/42	1,150	511,563
Series A, 0.00%, 09/01/45	2,000	747,420
County of Lee Florida Airport Revenue, ARB, AMT, 5.25%, 10/01/49	4,925	5,266,541
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series B, AMT, 5.00%, 10/01/40	2,865	2,908,590
County of Miami-Dade Florida Water & Sewer System Revenue, Refunding RB, Series A, 4.00%, 10/01/44	7,700	7,447,696
County of Miami-Dade Seaport Department, Refunding RB, Series B-2, AMT, Subordinate, 4.00%, 10/01/50	3,500	3,154,730
County of Pasco Florida, RB
(AGM), 5.00%, 09/01/48	7,790	8,250,791

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniYield Quality Fund III, Inc. (MYI)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
County of Pasco Florida, RB (continued)
(AGM), 5.75%, 09/01/54	$1,400	$ 1,548,977
East Central Regional Wastewater Treatment Facilities Operation Board, Refunding RB, 5.00%, 10/01/44	13,925	14,322,921
Florida Development Finance Corp., RB(b)
6.50%, 06/30/57(e)(f)	717	506,650
AMT, 5.00%, 05/01/29	1,500	1,524,206
Florida Development Finance Corp., Refunding RB, 5.00%, 09/15/50(b)	820	754,014
Greater Orlando Aviation Authority, ARB
Series A, AMT, 5.00%, 10/01/34	5,060	5,307,787
Series A, AMT, 5.00%, 10/01/49	2,670	2,766,685
Hillsborough County Aviation Authority, ARB, AMT, 5.00%, 10/01/47	2,500	2,573,268
Kindred Community Development District II, SAB, 5.88%, 05/01/54	500	511,421
Lakewood Ranch Stewardship District, SAB, 6.30%, 05/01/54	705	741,203
Parker Road Community Development District, Refunding SAB, 3.88%, 05/01/40	900	734,337
Seminole Improvement District, RB
5.00%, 10/01/32	230	227,764
5.30%, 10/01/37	260	257,445
Viera Stewardship District, SAB, Series 2023, 5.50%, 05/01/54	790	786,062
Village Community Development District No. 14, SAB, 5.50%, 05/01/53	1,665	1,706,451
Village Community Development District No. 15, SAB, 5.25%, 05/01/54(b)	725	748,068
Westside Community Development District, Refunding SAB(b)
4.10%, 05/01/37	640	587,932
4.13%, 05/01/38	630	576,032
		91,840,364
Georgia — 1.8%
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	630	622,783
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/43	1,105	1,130,713
Series A, 5.00%, 06/01/53(a)	4,195	4,435,928
Series B, 5.00%, 07/01/53(a)	2,915	3,089,488
Series C, 5.00%, 09/01/53(a)	2,445	2,593,811
Main Street Natural Gas, Inc., Refunding RB, Series E-1, 5.00%, 12/01/53(a)	3,000	3,187,711
		15,060,434
Hawaii — 0.5%
State of Hawaii Airports System Revenue, COP
AMT, 5.00%, 08/01/27	2,000	2,000,765
AMT, 5.00%, 08/01/28	1,775	1,775,702
		3,776,467
Illinois — 10.3%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/40	1,270	1,281,800
Series A, 5.00%, 12/01/47	1,115	1,102,510
Chicago Board of Education, Refunding GO, Series B, 5.00%, 12/01/36	1,300	1,328,937
Chicago O’Hare International Airport, ARB
Class A, AMT, Senior Lien, 5.00%, 01/01/48	1,935	1,986,090
Series D, Senior Lien, 5.25%, 01/01/42	8,285	8,501,971
Security	Par (000)	Value
Illinois (continued)
Chicago Transit Authority Sales Tax Receipts Fund, RB, 2nd Lien, (AGM-CR), 5.00%, 12/01/46	$4,565	$ 4,657,020
Illinois Finance Authority, Refunding RB
4.00%, 08/15/41	1,750	1,717,589
5.00%, 08/15/44	985	986,598
Illinois Housing Development Authority, RB, S/F Housing, Series N, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.25%, 04/01/54	2,725	2,974,720
Metropolitan Pier & Exposition Authority, RB(c)
Series A, (NPFGC), 0.00%, 12/15/33	20,000	14,141,653
Series A, (NPFGC), 0.00%, 12/15/34	41,880	28,345,215
Metropolitan Pier & Exposition Authority, Refunding RB, Series B, (AGM), 0.00%, 06/15/44(c)	9,430	4,037,183
State of Illinois, GO
5.25%, 02/01/33	5,860	5,876,450
5.25%, 02/01/34	5,360	5,375,047
Series B, 5.25%, 05/01/43	1,640	1,761,542
		84,074,325
Indiana — 0.4%
Avon Community School Building Corp., RB, 5.50%, 01/15/43	1,500	1,671,150
Indiana Finance Authority, RB, Series A, 1st Lien, Sustainability Bonds, 4.00%, 10/01/51	2,025	1,906,299
		3,577,449
Kentucky — 4.8%
City of Henderson Kentucky, RB, Series A, AMT, 4.70%, 01/01/52(b)	475	458,993
Kentucky Public Energy Authority, Refunding RB(a)
Series A-1, 5.25%, 04/01/54	11,055	11,940,869
Series B, 5.00%, 01/01/55	15,860	16,964,199
Kentucky Public Transportation Infrastructure Authority, RB, CAB, Convertible, 6.60%, 07/01/39(d)	8,225	9,614,422
		38,978,483
Louisiana — 0.9%
City of Lafayette Louisiana Utilities Revenue, RB, (AGC), 5.00%, 11/01/49	1,195	1,266,670
Louisiana Public Facilities Authority, RB, 5.25%, 10/01/53	4,010	4,150,117
Parish of East Baton Rouge Capital Improvements District, RB, 5.00%, 08/01/48	1,910	2,044,615
		7,461,402
Maryland — 0.3%
Maryland Health & Higher Educational Facilities Authority, RB, Series B, 4.00%, 04/15/50	2,815	2,584,863
Massachusetts — 4.0%
Commonwealth of Massachusetts, GO, Series C, 5.25%, 10/01/47	10,000	10,947,532
Commonwealth of Massachusetts, GOL, Series A, 5.25%, 01/01/44	10,000	10,676,883
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/47	9,720	9,761,346
Massachusetts Housing Finance Agency, Refunding RB, Series A, AMT, 4.45%, 12/01/42	1,080	1,048,056
		32,433,817
Michigan — 5.1%
Lansing Board of Water & Light, RB, Series A, 5.00%, 07/01/51	1,600	1,679,112
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniYield Quality Fund III, Inc. (MYI)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Michigan (continued)
Lansing Board of Water & Light, Refunding RB, Series A, 5.00%, 07/01/44	$2,335	$ 2,434,748
Michigan Finance Authority, RB, 4.00%, 02/15/47	1,855	1,695,115
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 5.00%, 10/01/48	8,405	8,624,363
Michigan State Housing Development Authority, RB, S/F Housing, Series D, Sustainability Bonds, 5.50%, 06/01/53	4,525	4,777,815
Michigan State University, Refunding RB, Series B, 5.00%, 02/15/48	10,000	10,341,276
Michigan Strategic Fund, RB
AMT, (AGM), 4.25%, 12/31/38	2,000	1,945,118
AMT, 5.00%, 12/31/43	7,940	8,064,552
State of Michigan Trunk Line Revenue, RB, 4.00%, 11/15/46	2,500	2,420,329
		41,982,428
Minnesota — 0.4%
Minnesota Housing Finance Agency, RB, S/F Housing, Series M, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 01/01/53	3,070	3,280,325
Nebraska — 0.9%
Nebraska Investment Finance Authority, RB, S/F Housing
Series E, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.00%, 03/01/49	1,750	1,814,098
Series E, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.70%, 09/01/49	5,835	5,827,141
		7,641,239
Nevada — 0.4%
City of Las Vegas Nevada Special Improvement District No. 814, SAB
4.00%, 06/01/39	370	340,412
4.00%, 06/01/44	985	863,493
State of Nevada Department of Business & Industry, RB, Series A4, AMT, 8.13%, 01/01/50(a)	100	103,016
Tahoe-Douglas Visitors Authority, RB, 5.00%, 07/01/51	1,610	1,620,930
		2,927,851
New Jersey — 8.7%
Hudson County Improvement Authority, RB, 5.00%, 05/01/46	2,320	2,347,816
New Jersey Economic Development Authority, RB
Series WW, 5.00%, 06/15/25(g)	3,205	3,240,190
Series WW, 5.25%, 06/15/25(g)	1,470	1,488,314
AMT, 5.13%, 01/01/34	1,930	1,932,364
AMT, 5.38%, 01/01/43	4,920	4,929,602
New Jersey Economic Development Authority, Refunding RB, Series N-1, (NPFGC), 5.50%, 09/01/28	1,685	1,830,464
New Jersey Transportation Trust Fund Authority, RB
Series A, (NPFGC), 5.75%, 06/15/25	4,000	4,056,696
Series AA, 5.00%, 06/15/38	3,990	4,002,046
Series BB, 5.00%, 06/15/46	5,825	6,221,378
Series C, (AGC-ICC AMBAC), 0.00%, 12/15/25(c)	8,550	8,246,870
Series D, 5.00%, 06/15/32	1,825	1,829,882
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/35(c)	10,000	6,541,325
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 4.25%, 06/15/40	10,945	11,078,188
Security	Par (000)	Value
New Jersey (continued)
New Jersey Turnpike Authority, RB, Series B, 5.00%, 01/01/46	$5,265	$ 5,699,887
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	4,490	4,565,551
Series A, 5.25%, 06/01/46	545	559,591
Sub-Series B, 5.00%, 06/01/46	2,330	2,334,845
		70,905,009
New Mexico — 0.0%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/44	425	420,558
New York — 14.2%
City of New York, GO
Series B, 5.25%, 10/01/42	2,500	2,761,696
Series C, 5.00%, 08/01/43	2,585	2,739,825
Series D-1, 5.25%, 05/01/42	1,155	1,272,477
Metropolitan Transportation Authority, Refunding RB, Series A-1, Sustainability Bonds, 5.25%, 11/15/57	3,050	3,101,141
New York City Municipal Water Finance Authority, RB, Sub-Series CC-1, 5.25%, 06/15/54	1,700	1,854,588
New York City Municipal Water Finance Authority, Refunding RB
Series DD, 4.13%, 06/15/46	3,825	3,777,414
Series DD, 4.13%, 06/15/47	5,035	4,954,183
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series A-1, 5.00%, 08/01/38	2,500	2,620,788
Series E-1, 4.00%, 02/01/42	3,325	3,322,643
Series C-1, Subordinate, 4.00%, 02/01/42	8,000	8,014,263
Series C-1, Subordinate, 4.00%, 02/01/43	8,355	8,308,465
New York City Transitional Finance Authority, RB, Series C-S, Subordinate, 5.00%, 05/01/47	13,200	14,220,270
New York Liberty Development Corp., Refunding RB
Class 1, 5.00%, 11/15/44(b)	3,055	3,040,409
Series A, Sustainability Bonds, (BAM-TCRS), 3.00%, 11/15/51	7,430	5,446,912
New York State Dormitory Authority, Refunding RB, Series E, 4.00%, 03/15/46	1,825	1,742,825
New York Transportation Development Corp., ARB
AMT, 5.63%, 04/01/40	1,555	1,666,902
Series A, AMT, 5.25%, 01/01/50	2,360	2,359,791
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	3,275	3,405,966
AMT, Sustainability Bonds, (AGM), 5.00%, 06/30/49	2,945	3,035,506
AMT, Sustainability Bonds, 5.50%, 06/30/54	3,950	4,162,664
New York Transportation Development Corp., Refunding RB, Series A, AMT, Sustainability Bonds, (AGC), 12/31/54(h)	6,800	7,173,253
Port Authority of New York & New Jersey, ARB, AMT, 4.00%, 09/01/43	3,000	2,848,668
Port Authority of New York & New Jersey, Refunding RB, Series 226, AMT, 5.00%, 10/15/39	2,500	2,663,831
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Series A, 4.00%, 05/15/48	10,090	9,742,237
Series A, 5.25%, 05/15/52	1,325	1,431,513
Triborough Bridge & Tunnel Authority, Refunding RB, Series A, 5.00%, 05/15/47	10,000	10,652,619
		116,320,849

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniYield Quality Fund III, Inc. (MYI)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
North Dakota — 0.8%
North Dakota Housing Finance Agency, RB, S/F Housing, Series C, Sustainability Bonds, 4.75%, 07/01/49	$6,245	$ 6,177,227
Ohio — 1.3%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	6,970	6,285,727
County of Franklin Ohio, RB, Series A, 5.00%, 12/01/47	4,500	4,590,422
		10,876,149
Oregon — 0.5%
Clackamas County School District No. 12 North Clackamas, GO, CAB, Series A, (GTD), 0.00%, 06/15/38(c)	2,800	1,519,697
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 29, AMT, Sustainability Bonds, 5.50%, 07/01/48	2,400	2,588,316
		4,108,013
Pennsylvania — 7.3%
Allegheny County Airport Authority, ARB, Series A, AMT, (AGM), 5.50%, 01/01/48	785	847,325
Bucks County Industrial Development Authority, RB, 4.00%, 07/01/46	405	330,772
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB, Series B, AMT, 5.00%, 07/01/42	6,325	6,402,578
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB, Series C, (AGC), 09/01/49(h)	2,395	2,612,681
Montgomery County Industrial Development Authority, RB, Series C, 5.00%, 11/15/45	450	460,275
Pennsylvania Economic Development Financing Authority, RB
5.00%, 06/30/42	13,560	13,692,102
AMT, 5.75%, 06/30/48	1,645	1,759,492
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series B-1, (AGC), 11/01/48(h)	2,410	2,603,451
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 143A, Sustainability Bonds, 6.25%, 10/01/53	9,480	10,344,208
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, RB, Series B, 5.00%, 12/01/43	5,000	5,182,951
Pennsylvania Turnpike Commission, RB
Series A, 5.00%, 12/01/38	1,775	1,777,222
Series A-1, 5.00%, 12/01/41	5,550	5,638,684
Pennsylvania Turnpike Commission, Refunding RB
Series A-1, 5.00%, 12/01/40	2,165	2,173,906
Series B, 5.25%, 12/01/44	1,500	1,654,318
Series C, 5.00%, 12/01/46	1,415	1,509,162
Series 2017-3, Subordinate, 5.00%, 12/01/40	2,330	2,411,784
		59,400,911
Puerto Rico — 3.9%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	1,334	1,316,173
Series A-1, Restructured, 5.00%, 07/01/58	3,707	3,711,466
Series A-2, Restructured, 4.78%, 07/01/58	214	211,688
Series A-2, Restructured, 4.33%, 07/01/40	573	566,990
Series B-1, Restructured, 4.75%, 07/01/53	937	930,156
Series B-1, Restructured, 5.00%, 07/01/58	14,927	14,986,043
Series B-2, Restructured, 4.33%, 07/01/40	5,364	5,261,637
Security	Par (000)	Value
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB (continued)
Series B-2, Restructured, 4.78%, 07/01/58	$1,261	$ 1,241,239
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	11,574	3,710,887
		31,936,279
South Carolina — 4.9%
Patriots Energy Group Financing Agency, Refunding RB, Series B-1, 5.25%, 02/01/54(a)	7,215	7,776,304
South Carolina Jobs-Economic Development Authority, RB
5.00%, 11/01/43	5,000	5,137,886
7.50%, 08/15/62(b)	1,290	1,247,001
Series A, 5.50%, 11/01/46	4,185	4,687,250
Series A, 5.50%, 11/01/48	2,995	3,331,628
South Carolina Public Service Authority, RB
Series A, 4.00%, 12/01/43	3,000	2,873,365
Series A, 5.25%, 12/01/49	6,455	6,975,781
South Carolina Public Service Authority, Refunding RB, Series B, 5.00%, 12/01/51	5,575	5,810,851
South Carolina State Housing Finance & Development Authority, RB, S/F Housing, Series B, 4.60%, 07/01/49	2,350	2,338,224
		40,178,290
South Dakota — 0.5%
South Dakota Housing Development Authority, Refunding RB, S/F Housing, Series C, (FHLMC, FNMA, GNMA), 4.70%, 11/01/49	4,560	4,476,209
Tennessee — 0.5%
Metropolitan Nashville Airport Authority, ARB
Series B, AMT, 5.50%, 07/01/41	1,875	2,065,876
Series B, AMT, 5.50%, 07/01/42	2,000	2,199,572
		4,265,448
Texas — 13.5%
Arlington Higher Education Finance Corp., RB(b)
7.50%, 04/01/62	1,420	1,446,899
7.88%, 11/01/62	1,195	1,250,366
City of El Paso Texas Water & Sewer Revenue, Refunding RB
5.25%, 03/01/49	3,410	3,707,230
Series A, 4.00%, 03/01/44	9,540	9,464,647
City of Garland Texas Electric Utility System Revenue, Refunding RB, (AGM), 4.25%, 03/01/48	635	637,394
City of Houston Texas Airport System Revenue, ARB, Series A, AMT, 6.63%, 07/15/38	1,295	1,297,137
City of Houston Texas Airport System Revenue, Refunding ARB, AMT, 5.00%, 07/15/27	710	723,753
City of Houston Texas Airport System Revenue, Refunding RB, Series A, AMT, 5.00%, 07/01/27	690	703,186
City of Houston Texas, GOL, Series A, 4.13%, 03/01/51	2,000	1,925,000
City of Houston Texas, Refunding GOL, Series A, 5.25%, 03/01/42	695	771,086
City of Hutto Texas, GOL, (BAM), 4.13%, 08/01/49	1,665	1,579,912
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB
Series E, 5.25%, 02/01/49	10,325	11,335,977
Junior Lien, 5.00%, 02/01/44	4,500	4,803,594
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniYield Quality Fund III, Inc. (MYI)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
County of Harris Texas, Refunding GO, Series A, 4.25%, 09/15/48	$1,320	$ 1,317,822
Crowley Independent School District, GO, (PSF-GTD), 5.00%, 02/01/48	4,240	4,533,981
Galveston Independent School District, GO, (PSF- GTD), 4.00%, 02/01/47	8,075	7,767,532
Harris County Flood Control District, Refunding GOL, Series A, Sustainability Bonds, 4.00%, 09/15/48	2,500	2,375,614
Hays Consolidated Independent School District, GO, (PSF-GTD), 5.00%, 02/15/48	8,000	8,499,030
Houston Independent School District, Refunding GOL, (PSF-GTD), 5.00%, 02/15/42	10,000	10,243,733
Hutto Independent School District, GO, (PSF-GTD), 5.00%, 08/01/48	300	321,662
Klein Independent School District, GO, (PSF-GTD), 4.00%, 08/01/47	5,000	4,849,701
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27(c)(g)	5,810	3,415,695
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50(b)	1,385	1,317,107
North Texas Tollway Authority, Refunding RB, Series A, 5.00%, 01/01/39	9,080	9,422,850
Port Authority of Houston of Harris County Texas, ARB
4.00%, 10/01/46	1,025	983,284
1st Lien, 5.00%, 10/01/48	2,195	2,365,820
Princeton Independent School District, GO, (PSF- GTD), 5.25%, 02/15/48	3,000	3,266,909
Rockwall Independent School District, GO, (PSF-GTD), 4.00%, 02/15/49	2,500	2,398,526
Tarrant County Cultural Education Facilities Finance Corp., RB, Series A, 4.00%, 07/01/53	960	888,810
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	820	778,097
Texas State Technical College, RB, (AGM), 5.50%, 08/01/42	3,335	3,685,979
Waller Consolidated Independent School District, GO, Series A, (PSF-GTD), 4.00%, 02/15/48	2,540	2,430,405
		110,508,738
Utah — 2.5%
Black Desert Public Infrastructure District, SAB, 5.63%, 12/01/53(b)	480	489,084
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/36	3,475	3,562,368
Series A, AMT, 5.00%, 07/01/42	1,000	1,012,187
Series A, AMT, 5.00%, 07/01/43	3,490	3,543,169
Series A, AMT, 5.00%, 07/01/48	3,140	3,180,713
Series A, AMT, 5.25%, 07/01/48	8,430	8,688,932
Utah Charter School Finance Authority, RB, 5.00%, 06/15/39(b)	190	190,239
		20,666,692
Virginia — 0.4%
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	3,030	2,930,257
Washington — 0.9%
Port of Seattle Washington, Refunding ARB
AMT, Intermediate Lien, 5.00%, 08/01/47	4,350	4,548,255
Series B, AMT, Intermediate Lien, 5.25%, 07/01/49	2,885	3,109,459
		7,657,714
Security	Par (000)	Value
Wisconsin — 2.9%
Public Finance Authority, RB
Class A, 4.25%, 06/15/31(b)	$270	$ 248,864
Class A, 5.00%, 06/15/41(b)	895	810,217
Class A, 5.00%, 06/15/51(b)	590	505,570
Class A, 6.00%, 06/15/52	450	422,078
Class A, 6.13%, 06/15/57	505	477,853
Public Finance Authority, Refunding RB(b)
5.00%, 09/01/39	100	98,824
5.00%, 09/01/49	845	793,170
Wisconsin Health & Educational Facilities Authority, Refunding RB
5.00%, 04/01/44	7,350	7,627,403
4.00%, 12/01/46	5,130	4,860,051
4.00%, 12/01/51	3,000	2,773,503
Series A, 5.00%, 11/15/36	4,140	4,211,835
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, RB, S/F Housing, Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.85%, 09/01/43	1,080	1,125,356
		23,954,724
Total Municipal Bonds — 122.8% (Cost: $967,978,448)		1,005,413,648
Municipal Bonds Transferred to Tender Option Bond Trusts(i)
Alabama — 1.4%
Alabama Special Care Facilities Financing Authority- Birmingham Alabama, Refunding RB, Series B, 5.00%, 11/15/46	11,790	11,951,696
California — 2.7%
Los Angeles Unified School District, GO, Series QRR, Sustainability Bonds, 5.25%, 07/01/47	9,750	10,876,848
State of California, Refunding GO, 5.00%, 04/01/45	10,500	11,070,929
		21,947,777
District of Columbia — 1.2%
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/43	9,800	10,026,977
Florida — 3.1%
Central Florida Expressway Authority, RB, Series B, Senior Lien, 5.00%, 07/01/49	14,090	14,624,646
City of Tampa Florida, RB, Series A, 5.00%, 11/15/46	10,500	10,615,465
		25,240,111
Illinois — 6.2%
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, Second Lien, (BAM), 5.00%, 12/01/46	10,000	10,529,102
Illinois Finance Authority, Refunding RB, Series A, 5.00%, 07/15/42	20,000	20,621,359
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/44	8,000	8,364,501
Series A, 5.00%, 01/01/46	10,470	11,130,516
		50,645,478
Nebraska — 1.2%
Omaha Public Power District, RB, Series A, 5.00%, 02/01/47	8,975	9,569,161

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniYield Quality Fund III, Inc. (MYI)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New Jersey — 1.1%
Garden State Preservation Trust, RB, Series A, (AGM), 5.75%, 11/01/28	$8,220	$ 8,832,592
New York — 10.0%
Empire State Development Corp., Refunding RB
5.00%, 03/15/41	7,790	8,529,743
5.00%, 03/15/43	10,000	10,862,264
5.00%, 03/15/44	8,280	8,949,771
New York City Municipal Water Finance Authority, RB, Series AA, Class 1, Subordinate, 5.25%, 06/15/53	11,442	12,603,782
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series D-1, 5.25%, 11/01/43	12,040	13,224,902
Series D-1, 5.50%, 11/01/45	5,900	6,551,132
New York State Dormitory Authority, RB, Series A, 5.00%, 03/15/41	9,795	10,222,336
Triborough Bridge & Tunnel Authority, RB, Series D-2, Senior Lien, Sustainability Bonds, 5.25%, 05/15/47	9,810	10,694,650
		81,638,580
Ohio — 1.9%
University of Cincinnati, RB, Series A, 5.00%, 06/01/45	15,025	15,339,277
Pennsylvania — 1.7%
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 145A, Sustainability Bonds, 4.75%, 10/01/49	13,550	13,676,063
Texas — 1.2%
Dallas Area Rapid Transit, Refunding RB, Series B, Senior Lien, 5.00%, 12/01/47	9,480	9,964,193
Washington — 5.0%
Port of Seattle Washington, ARB, Series A, AMT, 5.00%, 05/01/43	15,500	15,638,534
Port of Seattle Washington, Refunding ARB, AMT, Intermediate Lien, 5.50%, 08/01/47	10,665	11,585,982
State of Washington, GO, Series A-3, 5.00%, 08/01/47	13,395	14,258,594
		41,483,110
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 36.7% (Cost: $293,756,685)		300,315,015
Total Long-Term Investments — 159.5% (Cost: $1,261,735,133)		1,305,728,663

Security	Shares	Value
Short-Term Securities
Money Market Funds — 2.2%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.19%(j)(k)	17,841,071	$ 17,842,855
Total Short-Term Securities — 2.2% (Cost: $17,842,417)		17,842,855
Total Investments — 161.7% (Cost: $1,279,577,550)		1,323,571,518
Liabilities in Excess of Other Assets — 0.0%		(18,395)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (18.2)%		(149,037,044)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (43.5)%		(356,160,096)
Net Assets Applicable to Common Shares — 100.0%		$ 818,355,983

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(h)	When-issued security.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 10,785,305	$ 7,057,551 (a)	$ —	$ 422	$ (423)	$ 17,842,855	17,841,071	$ 153,691	$ —

(a)	Represents net amount purchased (sold).
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniYield Quality Fund III, Inc. (MYI)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 1,005,413,648	$ —	$ 1,005,413,648
Municipal Bonds Transferred to Tender Option Bond Trusts	—	300,315,015	—	300,315,015
Short-Term Securities
Money Market Funds	17,842,855	—	—	17,842,855
	$17,842,855	$1,305,728,663	$—	$1,323,571,518
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(147,992,135)	$—	$(147,992,135)
VRDP Shares at Liquidation Value	—	(356,400,000)	—	(356,400,000)
	$—	$(504,392,135)	$—	$(504,392,135)

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGC-ICC	Assured Guaranty Corp. – Insured Custody Certificate
AGM	Assured Guaranty Municipal Corp.
AGM-CR	AGM Insured Custodial Receipt
AMBAC	AMBAC Assurance Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
CR	Custodian Receipt
Portfolio Abbreviation (continued)
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	GTD Guaranteed
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
NPFGC-IBC	National Public Finance Guarantee Corp. — Insured Bond Certificate
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bond
S/F	Single-Family

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniYield Quality Fund III, Inc. (MYI)

Portfolio Abbreviation (continued)
SAB	Special Assessment Bonds
Schedule of Investments